As filed with the Securities and Exchange Commission on August 20, 2014

Securities Act File No. 333-185238

Investment Company Act File No. 811-22743

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

(CHECK APPROPRIATE BOX OR BOXES)

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 12	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 16	☒

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

(Exact name of Registrant as Specified in Charter)

345 Park Avenue

28th Floor

New York, New York 10154

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (212) 583-5000

Peter Koffler, Esq.

c/o Blackstone Alternative Investment Advisors LLC

345 Park Avenue

28th Floor

New York, New York 10154

(Name and Address of Agent for Service)

COPY TO:

James E. Thomas, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)
☐	On [date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the Registrant’s Blackstone Alternative Multi-Manager Fund series. No information contained herein is intended to amend or supersede any prior filing relating to any other series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant, Blackstone Alternative Investment Funds, hereby certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 20th day of August 2014.

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

By:	/s/ Brian F. Gavin
Name:	Brian F. Gavin
Title:	President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ John M. Brown* John M. Brown	Trustee	August 20, 2014

/s/ Frank J. Coates* Frank J. Coates	Trustee	August 20, 2014

/s/ Paul J. Lawler* Paul J. Lawler	Trustee	August 20, 2014

/s/ Kristen M. Leopold* Kristen M. Leopold	Trustee	August 20, 2014

/s/ Peter Koffler* Peter Koffler	Trustee	August 20, 2014

/s/ Brian F. Gavin Brian F. Gavin	President (Principal Executive Officer)	August 20, 2014

/s/ Arthur Liao Arthur Liao	Treasurer (Principal Financial and Accounting Officer)	August 20, 2014

*By:	/s/ Brian F. Gavin
Brian F. Gavin**

Date: August 20, 2014

**	Attorney-in-Fact pursuant to a Power of Attorney previously filed with the SEC as part of Pre-Effective Amendment No. 2 to the Registration Statement under the 1933 Act and Amendment No. 2 to the Registration Statement under the 1940 Act on April 25, 2013.

SIGNATURES

Blackstone Alternative Multi-Manager Sub Fund II Ltd. has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 20th day of August, 2014.

BLACKSTONE ALTERNATIVE MULTI-MANAGER SUB FUND II LTD.

By:	/s/ Brian F. Gavin
Name:	Brian F. Gavin
Title:	Director

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Peter Koffler Peter Koffler	Director	August 20, 2014

/s/ Brian F. Gavin Brian F. Gavin	Director	August 20, 2014

SIGNATURES

Blackstone Alternative Multi-Manager Sub Fund III L.L.C. has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 20th day of August, 2014.

BLACKSTONE ALTERNATIVE MULTI-MANAGER SUB FUND III L.L.C.

By:	/s/ Brian F. Gavin
Name:	Brian F. Gavin
Title:	Manager

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Peter Koffler	Manager	August 20, 2014
Peter Koffler

/s/ Brian F. Gavin	Manager	August 20, 2014
Brian F. Gavin

SIGNATURES

Blackstone Alternative Multi-Manager Sub Fund IV L.L.C. has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 20th day of August, 2014.

BLACKSTONE ALTERNATIVE MULTI-MANAGER SUB FUND IV L.L.C.

By:	/s/ Brian F. Gavin
Name:	Brian F. Gavin
Title:	Manager

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Peter Koffler Peter Koffler	Manager	August 20, 2014

/s/ Brian F. Gavin Brian F. Gavin	Manager	August 20, 2014

EXHIBIT INDEX

Blackstone Alternative Investment Funds

Exhibit Ref.	Title of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX.101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX.101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase